Employee Benefit Plans	6 Months Ended
Jun. 30, 2026
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$896	$73	$969	$157	$—	$157
Interest (income) expense	$(773)	$(19)	$(792)	$280	$10	$290
Three months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$133	$1,194	$168	$—	$168
Interest (income) expense	$(614)	$35	$(579)	$264	$47	$311
Six months ended June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,791	$145	$1,936	$315	$—	$315
Interest (income) expense	$(1,545)	$(39)	$(1,584)	$560	$19	$579
Six months ended June 30, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$2,122	$271	$2,393	$335	$—	$335
Interest (income) expense	$(1,232)	$71	$(1,161)	$527	$101	$628

No amounts were recorded on the statements of comprehensive income (loss) for the three and six months ended June 30, 2026 or 2025.

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at June 30, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,618	$(1,418)	$41,200	$22,832	$452	$23,284
Included in other long-term assets	$109,186	$—	$109,186	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—